Earnings Per Share - Computation of Basic and Diluted Earnings per Share (Detail) - Class A Voting Ordinary Shares [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares shares	Dec. 31, 2019 ¥ / shares shares	Dec. 31, 2018 ¥ / shares shares	Dec. 31, 2017 ¥ / shares shares
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	215,040	215,040	255,190	62,900
Diluted	300,460	300,460	321,960	305,220
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09
ADS [Member]
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Basic	184,700	184,700	113,820	41,440
Diluted	199,240	199,240	114,990	41,440
Basic | (per share)	$ 1.68	¥ 11.72	¥ 7.82	¥ 17.13
Diluted | (per share)	$ 1.57	¥ 10.94	¥ 7.74	¥ 7.09